T. ROWE PRICE Retirement Balanced Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.9%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  517,394 2,734 66,843 83,027,676 454,992
New Income Fund  340,974 29,050 7,964 37,307,250 367,103
International Bond Fund (USD
Hedged)  119,135 9,332 2,775 12,380,142 126,277
Emerging Markets Bond Fund  88,206 6,708 2,046 8,196,214 93,765
Dynamic Global Bond Fund  81,688 11,257 1,974 9,017,981 88,557
High Yield Fund  79,441 7,587 1,783 12,793,052 85,969
Floating Rate Fund  43,312 3,770 1,008 4,817,553 46,008
U.S. Treasury Long-Term Index
Fund  29,197 1,362 1,061 2,694,267 31,819
Total Bond Mutual Funds (Cost $1,223,574) 1,294,490
EQUITY MUTUAL FUNDS 39.1%
T. Rowe Price Funds:
Equity Index 500 Fund  264,646 2,441 21,190 1,645,997 197,009
Value Fund  98,649 46,529 4,027 2,805,418 144,507
Growth Stock Fund (3) 87,675 23,472 1,743 1,020,699 120,381
International Value Equity Fund  75,494 413 1,888 4,509,202 72,734
Overseas Stock Fund  69,917 384 1,351 5,052,536 68,310
International Stock Fund  65,258 356 1,408 2,799,763 63,695
Mid-Cap Growth Fund  34,836 183 800 275,757 35,975
Mid-Cap Value Fund  36,860 195 1,425 954,834 33,238
Emerging Markets Stock Fund  37,544 195 1,523 613,555 33,108
Real Assets Fund  25,338 134 690 1,670,697 24,793
Small-Cap Value Fund  24,257 125 517 378,922 24,327
Small-Cap Stock Fund  24,918 130 1,240 320,298 23,897
New Horizons Fund (3) 17,972 99 205 210,098 20,516
Emerging Markets Discovery
Stock Fund  13,939 4,800 370 1,121,109 18,084
U.S. Large-Cap Core Fund  7,824 42 510 208,102 7,750
Total Equity Mutual Funds (Cost $468,354) 888,324

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 65,810 49,523 25,220 90,113,491 90,113
Total Short-Term Investments (Cost $90,113) 90,113
Total Investments in Securities 100.0%
(Cost $1,782,041) $ 2,272,927
Other Assets Less Liabilities (0.0)% (1,054)
Net Assets 100.0% $ 2,271,873
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $6,000 and $6,222, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (26) $ (2,414) $ 750
Emerging Markets Bond Fund  (89) 897 1,199
Emerging Markets Discovery Stock Fund  (11) (285) —
Emerging Markets Stock Fund  1,253 (3,108) —
Equity Index 500 Fund  67,400 (48,888) 924
Floating Rate Fund  (27) (66) 515
Growth Stock Fund  171 10,977 —
High Yield Fund  8 724 1,137
International Bond Fund (USD Hedged)  (11) 585 613
International Stock Fund  761 (511) —
International Value Equity Fund  454 (1,285) —
Limited Duration Inflation Focused Bond Fund  5,413 1,707 —
Mid-Cap Growth Fund  915 1,756 —
Mid-Cap Value Fund  834 (2,392) —
New Horizons Fund  179 2,650 —
New Income Fund  (79) 5,043 1,750
Overseas Stock Fund  631 (640) —
Real Assets Fund  77 11 —
Small-Cap Stock Fund  1,015 89 —
Small-Cap Value Fund  218 462 —
U.S. Large-Cap Core Fund  167 394 —
U.S. Treasury Long-Term Index Fund  (263) 2,321 155
Value Fund  1,144 3,356 —
U.S. Treasury Money Fund, 0.06% — — 11
Affiliates not held at period end — — —
Totals $ 80,134# $ (28,617) $ 7,054+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,054 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Balanced Fund

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F145-054Q1 08/21